Fair Value Measurements - Schedule of fair value hierarchy (Detail) - Holicity Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 01, 2020	[1]
Liabilities:
Warrant liabilities	$ 45,806,666	$ 27,253,333	$ 21,313,333
Level 1 [Member]
Liabilities:
Warrant liabilities	28,900,000
Level 1 [Member] | U.S. Treasury Securities Money Market Fund [Member]
Assets:
Marketable securities held in Trust Account	300,012,660	300,046,957
Level 1 [Member] | U.S. Treasury Securities Money Market Fund [Member]
Assets:
Marketable securities held in Trust Account		300,046,957
Level 3 [Member]
Liabilities:
Warrant liabilities	$ 16,906,666	$ 27,253,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.